RELATED PARTY TRANSACTIONS (Details Narrative)		1 Months Ended			9 Months Ended		12 Months Ended
	May 01, 2022 USD ($)	May 31, 2022	Feb. 29, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2022 CAD ($)	Feb. 29, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Short-Term Debt [Line Items]
Convertible debenture							$ 73,000				$ 100,000
Repayment of debt							23,600	$ 30,000
Repayments of loan					$ 38,291	$ 23,700	34,709	$ 47,546	79,000
Due from related parties									16,628
Employee Agreement [Member]
Short-Term Debt [Line Items]
Management fee expense							220,834		149,806
Director [Member]
Short-Term Debt [Line Items]
Due from related parties									1,321
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Advances from the CEO									131
Chief Executive Officer [Member] | Employee Agreement [Member]
Short-Term Debt [Line Items]
Annual base salary							$ 250,000
Description of officer annual bonus							The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary	The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary
Chief Financial Officer [Member] | Employee Agreement [Member]
Short-Term Debt [Line Items]
Annual base salary	$ 50,000
Description of officer annual bonus		The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary
Annual base salary							$ 20,835
Convertible Debentures [Member] | Director [Member]
Short-Term Debt [Line Items]
Convertible debenture				$ 76,000									$ 100,000
Interest rate				12.00%									12.00%
Debt instrument, maturity date, description				maturity date of September 30, 2021
Repayment of debt										$ 100,000
Interest expense, debt							13,090		4,026
Convertible Debentures [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Convertible debenture			$ 76,000									$ 100,000
Interest rate			12.00%									12.00%
Debt instrument, maturity date, description			maturity date of February 20, 2022.
Interest expense, debt							$ 9,360		9,480
Due from related parties									$ 15,176